Consolidated Statements of Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Shares issued on compensation plan	471,198	851,011	661,256
Repurchase of Class A Common shares	180,541	1,813,249	1,004,451
Common Stock, Dividends, Per Share, Declared	$ 0.20	$ 0.20
Cash dividends per share of common stock (USD per share)	$ 0.20	$ 0.20
Tax payments related to shares withheld for vested stock and RSUs	$ 3,831	$ 3,796	$ 4,576